Subsequent Events (Details) - USD ($)	Apr. 11, 2025	Mar. 26, 2025	Feb. 28, 2025	Feb. 25, 2025	Feb. 11, 2025	Feb. 07, 2025	Jan. 10, 2025	Nov. 21, 2024	Feb. 10, 2025	Dec. 31, 2024	Sep. 30, 2024	Aug. 29, 2024	May 02, 2024	Oct. 23, 2023
Subsequent Events [Line Items]
Total fees								$ 28,750
Loan paid										$ 560,000		$ 90,116	$ 566,150	$ 175,314
Factor K [Member]
Subsequent Events [Line Items]
Loan paid											$ 37,760
Subsequent Event [Member]
Subsequent Events [Line Items]
Percentage of principal and accrued interest		120.00%
Net funds		$ 95,000
Subsequent Event [Member] | Black Ice Advisors LLC [Member]
Subsequent Events [Line Items]
Face value		$ 100,000
Percentage of principal and accrued interest		10.00%
Percentage of discount to lowest trading price		35.00%
Subsequent Event [Member] | Sales Agreement [Member]
Subsequent Events [Line Items]
Sale price amount							$ 1,200,000
Payment terms percentage							8.33%
Down payment							$ 100,000
Trading days							10 days
Debt Instrument, Periodic Payment							$ 1,110,000
Remaining due days							90 days
Subsequent Event [Member] | Factor L [Member]
Subsequent Events [Line Items]
Accounts receivable				$ 280,770		$ 183,750
Net purchase price value				177,630		107,500
Total fees						8,750
Weekly installment				$ 17,550		$ 13,125
Number of weekly installment				112 days		98 days
Effective interest rate				95.63%		113.58%
Payment of principal loan			$ 41,559
Loan paid						$ 137,500
Net purchase price after deduction payment				$ 13,370
Subsequent Event [Member] | Factor I [Member]
Subsequent Events [Line Items]
Accounts receivable					$ 94,250
Net purchase price value					61,070
Total fees					3,390
Weekly installment					$ 6,732
Number of weekly installment					98 days
Effective interest rate					25.37%
Payment of principal loan				4,362
Loan paid									$ 18,125
Subsequent Event [Member] | Factor K [Member]
Subsequent Events [Line Items]
Accounts receivable					$ 147,000
Net purchase price value					92,605
Total fees					7,395
Weekly installment					$ 10,500
Number of weekly installment					98 days
Effective interest rate					96.04%
Payment of principal loan				$ 18,389
Forecast [Member]
Subsequent Events [Line Items]
Agreement amount	$ 2,000,000
Initial tranche amount	$ 600,000
Percentage of conversion price	110.00%
Forecast [Member] | Big Lake Capital LLC [Member]
Subsequent Events [Line Items]
Rate of interest	10.00%
Forecast [Member] | Big Lake Capital LLC [Member]
Subsequent Events [Line Items]
Conversion price interest rate	100.00%